Events After the Balance Sheet Date	12 Months Ended
Jun. 30, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events After the Balance Sheet Date

Note 32. Events After the Balance Sheet Date

No matters or circumstances have arisen since the end of the reporting period, which significantly affected, or may significantly affect, the operations of the Group, the results of those operations, or the state of affairs of the Group in future financial years.